Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments

	Egypt		Canada		Corporate		Total
($000s)	2018	2017	2018	2017	2018	2017	2018	2017
Revenue
Oil sales	$278,111	$230,323	$10,666	$10,464	$—	$—	$288,777	$240,787
Natural gas sales	—	—	2,632	4,120	—	—	2,632	4,120
Natural gas liquids sales	—	—	7,735	7,684	—	—	7,735	7,684
Less: Royalties	(120,271)	(99,336)	(2,646)	(4,791)	—	—	(122,917)	(104,127)
Petroleum and natural gas sales, net of royalties	157,840	130,987	18,387	17,477	—	—	176,227	148,464
Finance revenue	87	33	—	—	483	75	570	108
Total segmented revenue	157,927	131,020	18,387	17,477	483	75	176,797	148,572

Segmented expenses
Production and operating	45,562	44,705	7,736	6,300	—	—	53,298	51,005
Selling costs	2,103	2,495	—	—	—	—	2,103	2,495
General and administrative	4,798	5,782	1,134	1,147	12,756	8,324	18,688	15,253
Foreign exchange (gain) loss	—	—	—	—	(289)	194	(289)	194
Finance costs	4,635	4,357	440	860	—	1,016	5,075	6,233
Depletion, depreciation and amortization	26,271	30,653	7,711	8,985	309	398	34,291	40,036
Asset retirement obligation accretion	—	—	270	256	—	—	270	256
Loss on financial instruments	6,755	10,748	296	93	—	151	7,051	10,992
Impairment loss	14,500	79,025	—	—	—	—	14,500	79,025
Gain on disposition of assets	—	—	(207)	—	—	—	(207)	—
Income tax expense	26,340	21,819	—	—	—	—	26,340	21,819
Segmented net earnings (loss)	$26,963	$(68,564)	$1,007	$(164)	$(12,293)	$(10,008)	$15,677	$(78,736)

Capital expenditures
Exploration and development	$28,673	$31,151	$11,965	$6,967	$—	$—	$40,638	$38,118
Corporate	—	—	—	—	68	41	68	41
Total capital expenditures							$40,706	$38,159

The carrying amounts of reportable segment assets and liabilities are as follows:

	At December 31, 2018			At December 31, 2017
($000s)	Egypt	Canada	Total	Egypt	Canada	Total
Assets
Accounts receivable	$9,031	$2,525	$11,556	$14,956	$2,684	$17,640
Derivative commodity contracts	1,369	—	1,369	—	—	—
Intangible exploration and evaluation assets	35,735	531	36,266	41,478	—	41,478
Property and equipment
Petroleum and natural gas assets	123,043	72,220	195,263	127,363	73,618	200,981
Other assets	2,222	22	2,244	2,381	27	2,408
Other	58,518	1,296	59,814	49,769	3,467	53,236
Deferred taxes	4,523	—	4,523	—	—	—
Segmented assets	234,441	76,594	311,035	235,947	79,796	315,743
Non-segmented assets			7,261			11,959
Total assets			$318,296			$327,702

Liabilities
Accounts payable and accrued liabilities	$13,407	$8,010	$21,417	$17,035	$4,004	$21,039
Derivative commodity contracts	—	—	—	7,813	157	7,970
Long-term debt	44,134	8,221	52,355	58,792	11,207	69,999
Asset retirement obligation	—	12,113	12,113	—	12,332	12,332
Deferred taxes	4,523	—	4,523
Segmented liabilities	62,064	28,344	90,408	83,640	27,700	111,340
Non-segmented liabilities			7,597			6,355
Total liabilities			$98,005			$117,695